As filed with the Securities and Exchange Commission on November 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.0%
	Aerospace & Defense - 4.8%
106,523	Esterline Technologies Corp. (a)	$8,510,123
114,729	Moog, Inc. - Class A (a)	6,731,150
271,449	Orbital Sciences Corp. (a)	5,749,290
77,869	Triumph Group, Inc.	5,467,961
		26,458,524
	Auto Components - 0.5%
193,220	Modine Manufacturing Co. (a)	2,826,809

	Biotechnology - 3.3%
169,186	Cepheid, Inc. (a)	6,605,021
86,556	Cubist Pharmaceuticals, Inc. (a)	5,500,634
98,500	Genomic Health, Inc. (a)	3,012,130
77,370	Isis Pharmaceuticals, Inc. (a)	2,904,470
		18,022,255
	Building Products - 2.6%
199,748	A.O. Smith	9,028,610
118,654	Universal Forest Products, Inc.	4,995,333
		14,023,943
	Capital Markets - 1.6%
66,447	Stifel Financial Corp. (a)	2,738,945
120,155	Waddell & Reed Financial, Inc. - Class A	6,185,580
		8,924,525
	Chemicals - 3.8%
77,946	Cabot Corp.	3,329,074
34,350	H.B. Fuller Company	1,552,276
187,982	Methanex Corp.	9,637,837
21,431	NewMarket Corp.	6,170,199
		20,689,386
	Commercial Banks - 7.2%
293,401	Columbia Banking System, Inc.	7,247,005
171,204	Cullen/Frost Bankers, Inc.	12,078,442
759,037	National Penn Bancshares, Inc.	7,628,322
80,415	SVB Financial Group (a)	6,945,443
374,646	TCF Financial Corp.	5,349,945
		39,249,157
	Communications Equipment - 0.4%
163,110	Riverbed Technology, Inc. (a)	2,379,775

	Construction & Engineering - 0.9%
169,821	MasTec, Inc. (a)	5,145,576

	Consumer Finance - 0.4%
135,566	EZCORP, Inc. - Class A (a)	2,288,354

	Containers & Packaging - 1.1%
96,947	AptarGroup, Inc.	5,829,423

	Diversified Consumer Services - 0.6%
100,458	K12, Inc. (a)	3,102,143

	Electric Utilities - 2.0%
197,973	El Paso Electric Co.	6,612,298
48,188	ITC Holdings Corp.	4,522,926
		11,135,224
	Electrical Equipment - 1.3%
118,389	EnerSys, Inc.	7,177,925

	Electronic Equipment, Instruments & Components - 4.4%
65,848	FEI Co.	5,781,454
55,177	IPG Photonics Corp.	3,107,017
69,340	Littelfuse, Inc.	5,423,775
28,390	Measurement Specialties, Inc. (a)	1,539,874
138,406	National Instruments Corp.	4,280,898
131,524	Trimble Navigation Ltd. (a)	3,907,578
		24,040,596
	Energy Equipment & Services - 3.5%
145,356	Atwood Oceanics, Inc. (a)	8,000,394
215,750	Superior Energy Services, Inc. (a)	5,402,380
117,790	Unit Corp. (a)	5,476,057
		18,878,831
	Food & Staples Retailing - 0.9%
104,113	The Fresh Market, Inc. (a)	4,925,586

	Food Products - 1.5%
126,315	Ingredion, Inc.	8,358,264

	Gas Utilities - 1.6%
223,403	UGI Corp.	8,741,759

	Health Care Equipment & Supplies - 3.1%
75,216	Neogen Corp. (a)	4,567,116
91,082	Sirona Dental Systems, Inc. (a)	6,096,118
149,650	West Pharmaceutical Services, Inc.	6,158,097
		16,821,331
	Health Care Providers & Services - 4.5%
57,970	Acadia Healthcare Company, Inc. (a)	2,285,757
178,485	LifePoint Hospitals, Inc. (a)	8,322,756
55,266	MWI Veterinary Supply, Inc. (a)	8,254,530
161,816	Owens & Minor, Inc.	5,597,215
		24,460,258

	Health Care Technology - 1.8%
27,795	athenahealth, Inc. (a)	3,017,425
24,930	Medidata Solutions, Inc. (a)	2,466,325
185,160	Omnicell, Inc. (a)	4,384,589
		9,868,339
	Hotels, Restaurants & Leisure - 1.4%
69,377	Buffalo Wild Wings, Inc. (a)	7,716,110

	Household Durables - 1.5%
63,200	Meritage Homes Corp. (a)	2,714,440
64,712	Tupperware Brands Corp.	5,589,175
		8,303,615
	Information Technology Services - 2.4%
138,288	Jack Henry & Associates, Inc.	7,137,044
72,760	Syntel, Inc.	5,828,076
		12,965,120
	Insurance - 4.3%
25,620	Alleghany Corp. (a)	10,495,233
177,767	American Financial Group, Inc.	9,610,084
81,299	Argo Group International Holdings Ltd.	3,486,101
		23,591,418
	Internet Software & Services - 0.3%
26,380	Cornerstone OnDemand, Inc. (a)	1,356,987

	Leisure Equipment & Products - 0.5%
303,215	LeapFrog Enterprises, Inc. (a)	2,856,285

	Life Sciences Tools & Services - 1.4%
167,362	Luminex Corp. (a)	3,347,240
82,300	PAREXEL International Corp. (a)	4,133,929
		7,481,169
	Machinery - 5.9%
74,189	IDEX Corp.	4,840,832
114,677	Kennametal, Inc.	5,229,271
121,052	Lincoln Electric Holdings, Inc.	8,064,484
62,387	Snap-on, Inc.	6,207,507
56,517	Valmont Industries, Inc.	7,850,777
		32,192,871
	Marine - 0.1%
12,178	Matson, Inc.	319,429

	Metals & Mining - 1.0%
94,528	Carpenter Technology Corp.	5,493,022

	Multiline Retail - 0.5%
167,829	Fred's, Inc. - Class A	2,626,524

	Multi-Utilities - 1.0%
114,701	Black Hills Corp.	5,718,992

	Oil, Gas & Consumable Fuels - 1.1%
229,574	Bill Barrett Corp. (a)	5,764,603

	Pharmaceuticals - 0.6%
326,929	Nektar Therapeutics (a)	3,416,408

	Real Estate Investment Trusts - 6.0%
77,307	Alexandria Real Estate Equities, Inc.	4,936,052
171,028	Corporate Office Properties Trust	3,950,747
74,371	EastGroup Properties, Inc.	4,403,507
173,781	Mid-America Apartment Communities, Inc.	10,861,312
67,442	Potlatch Corp.	2,676,099
289,797	Redwood Trust, Inc.	5,706,103
		32,533,820
	Semiconductors & Semiconductor Equipment - 2.6%
356,247	Cypress Semiconductor Corp.	3,327,347
156,103	International Rectifier Corp. (a)	3,866,671
88,391	Semtech Corp. (a)	2,650,846
171,849	Skyworks Solutions, Inc. (a)	4,268,729
		14,113,593
	Software - 3.5%
146,670	Aspen Technology, Inc. (a)	5,067,448
41,220	PROS Holdings, Inc. (a)	1,409,312
229,230	PTC, Inc. (a)	6,517,009
79,157	SolarWinds, Inc. (a)	2,775,244
123,430	TIBCO Software, Inc. (a)	3,158,574
		18,927,587
	Specialty Retail - 3.6%
133,812	Cabela's, Inc. (a)	8,434,170
74,455	The Buckle, Inc.	4,024,293
108,276	Tractor Supply Co.	7,272,899
		19,731,362
	Textiles, Apparel & Luxury Goods - 3.3%
69,626	Deckers Outdoor Corp. (a)	4,589,746
106,285	Under Armour, Inc. - Class A (a)	8,444,343
86,977	Wolverine World Wide, Inc.	5,064,671
		18,098,760
	Thrifts & Mortgage Finance - 0.3%
20,810	BofI Holding, Inc. (a)	1,349,737

	Trading Companies & Distributors - 1.9%
140,138	Applied Industrial Technologies, Inc.	7,217,107
71,315	GATX Corp.	3,388,889
		10,605,996
	TOTAL COMMON STOCKS
	(Cost $338,931,666)	$518,511,391

	CLOSED-END FUNDS - 0.7%
	Capital Markets - 0.7%
360,298	Fifth Street Finance Corp.	3,707,467
	TOTAL CLOSED-END FUNDS
	(Cost $4,321,959)	3,707,467

	SHORT-TERM INVESTMENTS - 3.7%
	Money Market - 3.7%
20,385,068	STIT - Liquid Assets Portfolio - 0.08% (b)	20,385,068
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,385,068)	20,385,068
	TOTAL INVESTMENTS - 99.4%
	(Cost $363,638,693)	542,603,926
	Other Assets in Excess of Liabilities - 0.6%	2,980,100
	TOTAL NET ASSETS - 100.0%	$545,584,026

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments		$363,638,693
Gross unrealized appreciation		183,741,619
Gross unrealized depreciation		(4,776,386)
Net unrealized appreciation		$178,965,233

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.4%
	Aerospace & Defense - 1.2%
154,031	Esterline Technologies Corp. (a)	$12,305,537

	Auto Components - 1.2%
124,788	BorgWarner, Inc.	12,652,255

	Biotechnology - 3.2%
236,969	Cepheid, Inc. (a)	9,251,270
138,082	Cubist Pharmaceuticals, Inc. (a)	8,775,111
172,745	Genomic Health, Inc. (a)	5,282,542
143,075	Isis Pharmaceuticals, Inc. (a)	5,371,035
102,137	Seattle Genetics, Inc. (a)	4,476,665
		33,156,623
	Capital Markets - 3.4%
120,223	Affiliated Managers Group, Inc. (a)	21,957,528
273,162	Waddell & Reed Financial, Inc. - Class A	14,062,380
		36,019,908
	Chemicals - 5.3%
80,210	Airgas, Inc.	8,506,271
204,689	FMC Corp.	14,680,295
133,130	International Flavors & Fragrances, Inc.	10,956,599
298,658	Methanex Corp.	15,312,196
22,087	NewMarket Corp.	6,359,068
		55,814,429
	Commercial Banks - 5.8%
180,945	City National Corp.	12,061,794
244,268	Comerica, Inc.	9,602,175
260,868	Cullen/Frost Bankers, Inc.	18,404,237
945,481	First Niagara Financial Group, Inc.	9,804,638
171,340	Prosperity Bancshares, Inc.	10,595,666
		60,468,510
	Commercial Services & Supplies - 1.1%
101,782	Stericycle, Inc. (a)	11,745,643

	Construction & Engineering - 1.2%
211,365	Jacobs Engineering Group, Inc. (a)	12,297,216

	Containers & Packaging - 2.2%
263,882	Crown Holdings, Inc. (a)	11,156,931
121,524	Rock-Tenn Co. - Class A	12,306,735
		23,463,666
	Distributors - 1.0%
304,980	LKQ Corp. (a)	9,716,663

	Electric Utilities - 3.0%
134,764	ITC Holdings Corp.	12,648,949
523,714	OGE Energy Corp.	18,900,838
		31,549,787
	Electrical Equipment - 3.0%
264,092	AMETEK, Inc.	12,153,514
181,602	EnerSys, Inc.	11,010,529
126,472	Regal-Beloit Corp.	8,591,243
		31,755,286
	Electronic Equipment, Instruments & Components - 6.3%
210,926	Amphenol Corp. - Class A	16,321,454
291,000	Avnet, Inc.	12,137,610
205,088	FEI Co.	18,006,726
348,372	Jabil Circuit, Inc.	7,552,705
389,806	Trimble Navigation Ltd. (a)	11,581,136
		65,599,631
	Energy Equipment & Services - 3.8%
178,195	Atwood Oceanics, Inc. (a)	9,807,853
180,142	Helmerich & Payne, Inc.	12,420,791
166,115	Oil States International, Inc. (a)	17,186,258
		39,414,902
	Food Products - 2.4%
191,249	Ingredion, Inc.	12,654,946
115,513	The J.M. Smucker Company	12,133,486
		24,788,432
	Gas Utilities - 3.0%
646,407	Questar Corp.	14,537,694
426,733	UGI Corp.	16,698,062
		31,235,756
	Health Care Equipment & Supplies - 3.6%
146,753	ResMed, Inc.	7,751,493
98,422	Sirona Dental Systems, Inc. (a)	6,587,385
87,995	The Cooper Cos., Inc.	11,412,072
292,146	West Pharmaceutical Services, Inc.	12,021,808
		37,772,758
	Health Care Providers & Services - 2.6%
256,970	Owens & Minor, Inc.	8,888,592
243,938	Universal Healthcare Services, Inc. - Class B	18,292,911
		27,181,503
	Health Care Technology - 0.7%
134,402	Cerner Corp. (a)	7,062,825

	Hotels, Restaurants & Leisure - 0.8%
52,453	Panera Bread Co. - Class A (a)	8,315,374

	Household Durables - 2.7%
232,168	Leggett & Platt, Inc.	6,999,865
11,256	NVR, Inc. (a)	10,346,403
121,851	Tupperware Brands Corp.	10,524,271
		27,870,539
	Household Products - 1.4%
244,250	Church & Dwight Co., Inc.	14,667,212

	Industrial Conglomerates - 0.8%
113,490	Carlisle Cos., Inc.	7,977,212

	Information Technology Services - 2.2%
262,870	Jack Henry & Associates, Inc.	13,566,721
116,835	Syntel, Inc.	9,358,483
		22,925,204
	Insurance - 4.5%
30,288	Alleghany Corp. (a)	12,407,479
272,837	American Financial Group, Inc.	14,749,568
23,964	Markel Corp. (a)	12,407,840
86,232	RLI Corp.	7,538,402
		47,103,289
	Internet Software & Services - 0.5%
222,950	Pandora Media, Inc. (a)	5,602,733

	Life Sciences Tools & Services - 1.2%
157,419	Illumina, Inc. (a)	12,724,178

	Machinery - 5.9%
234,024	Dover Corp.	21,022,376
342,070	ITT Corp.	12,297,416
189,243	Kennametal, Inc.	8,629,481
106,454	Nordson Corp.	7,838,208
201,998	Timken Co.	12,200,679
		61,988,160
	Marine - 0.1%
18,619	Matson, Inc.	488,376

	Metals & Mining - 1.2%
176,745	Reliance Steel & Aluminum Co.	12,950,106

	Oil, Gas & Consumable Fuels - 1.4%
237,796	Whiting Petroleum Corp. (a)	14,232,091

	Paper & Forest Products - 0.7%
432,704	Louisiana-Pacific Corp. (a)	7,611,263

	Pharmaceuticals - 0.6%
46,680	Perrigo Co.	5,759,378

	Real Estate Investment Trusts - 4.0%
85,495	Essex Property Trust, Inc.	12,627,611
101,842	Federal Realty Investment Trust	10,331,871
342,167	Rayonier, Inc.	19,041,594
		42,001,076
	Real Estate Management & Development - 0.8%
228,875	Alexander & Baldwin, Inc.	8,244,078

	Road & Rail - 1.1%
122,657	Genesee & Wyoming, Inc. (a)	11,403,421

	Semiconductors & Semiconductor Equipment - 0.6%
654,273	Cypress Semiconductor Corp.	6,110,910

	Software - 2.7%
161,828	ANSYS, Inc. (a)	14,001,359
125,394	Open Text Corp.	9,360,662
115,901	Red Hat, Inc. (a)	5,347,672
		28,709,693
	Specialty Retail - 3.6%
227,308	Cabela's, Inc. (a)	14,327,223
176,790	Tractor Supply Co.	11,874,985
195,755	Williams-Sonoma, Inc.	11,001,431
		37,203,639
	Textiles, Apparel & Luxury Goods - 3.9%
124,186	Deckers Outdoor Corp. (a)	8,186,341
55,856	PVH Corp.	6,629,549
231,019	Under Armour, Inc. - Class A (a)	18,354,459
139,129	Wolverine World Wide, Inc.	8,101,482
		41,271,831
	Thrifts & Mortgage Finance - 0.7%
593,536	Northwest Bancshares, Inc.	7,846,546

	Trading Companies & Distributors - 1.0%
209,239	GATX Corp.	9,943,037

	TOTAL COMMON STOCKS
	(Cost $682,654,676)	$1,006,950,676

	SHORT-TERM INVESTMENTS - 3.2%
	Money Market - 3.2%
33,620,193	STIT - Liquid Assets Portfolio - 0.08% (b)	33,620,193
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,620,193)	33,620,193
	TOTAL INVESTMENTS - 99.6%
	(Cost $716,274,869)	1,040,570,869
	Other Assets in Excess of Liabilities - 0.4%	4,376,808
	TOTAL NET ASSETS - 100.0%	$1,044,947,677

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments		$716,274,869
Gross unrealized appreciation		325,082,708
Gross unrealized depreciation		(786,708)
Net unrealized appreciation		$324,296,000

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.8%
	Canada - 1.9%
9,343	Brookfield Asset Management, Inc. - Class A	$349,428

	France - 2.9%
2,460	Safran SA	151,541
4,575	Schneider Electric SA	386,893
		538,434
	Germany - 9.0%
3,560	Adidas AG	386,159
3,791	Bayer AG	447,014
2,350	Continental AG	398,353
2,139	Linde AG	423,644
		1,655,170
	Japan - 8.4%
6,700	Bridgestone Corp.	243,680
41,000	Hitachi Ltd.	269,871
17,700	ITOCHU Corp.	216,444
10,300	Seven & I Holdings Co. Ltd.	375,136
1,000	SMC Corp.	237,449
4,300	Sumitomo Mitsui Financial Group, Inc.	207,574
		1,550,154
	Sweden - 1.5%
6,334	Svenska Handelsbanken AB - Class A	270,935

	Switzerland - 9.6%
265	Givaudan SA	387,090
10,697	Nestle SA	748,145
2,390	Roche Holding AG	644,575
		1,779,810
	Taiwan - 0.7%
7,250	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	122,960

	United Kingdom - 6.7%
9,908	BHP Billiton PLC	291,931
30,560	Centrica PLC	182,905
36,547	HSBC Holdings PLC	396,059
57,629	Kingfisher PLC	360,029
		1,230,924

	United States - 55.1%
704	Amazon.com, Inc. (a)	220,099
609	Apple, Inc.	290,341
8,050	Citigroup, Inc.	390,505
8,560	Comcast Corp. - Class A	386,484
3,046	Costco Wholesale Corp.	350,656
7,520	Discover Financial Services	380,061
3,145	Dover Corp.	282,515
5,370	eBay, Inc. (a)	299,592
3,120	Ecolab, Inc.	308,131
358	Google, Inc. - Class A (a)	313,576
1,985	Helmerich & Payne, Inc.	136,866
4,530	Illinois Tool Works, Inc.	345,503
9,455	JPMorgan Chase & Co.	488,729
9,180	Microsoft Corp.	305,786
4,908	National Oilwell Varco, Inc.	383,364
7,963	Occidental Petroleum Corp.	744,859
6,450	OGE Energy Corp.	232,780
2,710	Reliance Steel & Aluminum Co.	198,562
2,440	Roper Industries, Inc.	324,203
3,557	Stericycle, Inc. (a)	410,478
15,180	The Charles Schwab Corp.	320,905
5,436	The Chubb Corp.	485,217
2,480	The Cooper Cos., Inc.	321,631
6,740	The Walt Disney Co.	434,663
2,733	Union Pacific Corp.	424,544
1,370	Visa, Inc. - Class A	261,807
7,990	Walgreen Co.	429,862
8,651	Wells Fargo & Co.	357,459
11,072	Zoetis, Inc.	344,561
		10,173,739
	TOTAL COMMON STOCKS
	(Cost $13,667,534)	$17,671,554

	SHORT-TERM INVESTMENTS - 3.3%
	Money Market - 3.3%
608,887	STIT - Liquid Assets Portfolio - 0.08% (b)	608,887
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $608,887)	608,887
	TOTAL INVESTMENTS - 99.1%
	(Cost $14,276,421)	18,280,441
	Other Assets in Excess of Liabilities - 0.9%	173,368
	TOTAL NET ASSETS - 100.0%	$18,453,809

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$14,276,421
Gross unrealized appreciation	4,169,572
Gross unrealized depreciation	(165,552)
Net unrealized appreciation	$4,004,020

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.4%
	Aerospace & Defense - 1.8%
1,583	Precision Castparts Corp.	$359,721

	Auto Components - 1.1%
2,290	BorgWarner, Inc.	232,183

	Beverage - 1.7%
9,235	The Coca-Cola Co.	349,822

	Biotechnology - 2.3%
1,475	Alexion Pharmaceuticals, Inc. (a)	171,336
1,915	Celgene Corp. (a)	294,776
		466,112
	Capital Markets - 3.8%
4,315	T. Rowe Price Group, Inc.	310,378
8,280	The Charles Schwab Corp.	175,039
1,824	The Goldman Sachs Group, Inc.	288,575
		773,992
	Chemicals - 4.1%
3,340	Ecolab, Inc.	329,858
3,605	FMC Corp.	258,551
3,130	International Flavors & Fragrances, Inc.	257,599
		846,008
	Commercial Banks - 2.2%
10,630	Wells Fargo & Co.	439,232

	Computer & Peripherals - 3.8%
1,105	Apple, Inc.	526,809
9,885	EMC Corp.	252,660
		779,469
	Construction & Engineering - 1.0%
3,640	Jacobs Engineering Group, Inc. (a)	211,775

	Consumer Finance - 1.6%
4,760	Capital One Financial Corp.	327,202

	Diversified Financial Services - 4.0%
8,630	Citigroup, Inc.	418,641
7,585	JPMorgan Chase & Co.	392,069
		810,710
	Diversified Telecommunication Services- 2.2%
9,390	Verizon Communications, Inc.	438,137

	Electric Utilities - 2.3%
3,130	NextEra Energy, Inc.	250,901
5,200	Northeast Utilities	214,500
		465,401
	Electrical Equipment - 0.8%
1,210	Roper Industries, Inc.	160,773

	Electronic Equipment, Instruments & Components - 0.9%
5,930	Trimble Navigation Ltd. (a)	176,180

	Energy Equipment & Services - 3.0%
3,993	National Oilwell Varco, Inc.	311,893
3,455	Schlumberger Ltd.	305,284
		617,177
	Food & Staples Retailing - 4.3%
3,875	Costco Wholesale Corp.	446,090
7,955	Walgreen Co.	427,979
		874,069
	Health Care Equipment & Supplies - 2.8%
3,540	Stryker Corp.	239,268
2,485	The Cooper Cos., Inc.	322,280
		561,548
	Health Care Providers & Services - 0.8%
3,720	Catamaran Corp. (a)	170,934

	Health Care Technology - 0.9%
3,650	Cerner Corp. (a)	191,808

	Household Products - 1.5%
5,190	Colgate-Palmolive Co.	307,767

	Industrial Conglomerates - 2.3%
6,816	Danaher Corp.	472,485

	Information Technology Services - 3.1%
3,275	Cognizant Technology Solutions Corp. - Class A (a)	268,943
1,935	International Business Machines Corp.	358,323
		627,266
	Insurance - 3.5%
5,290	Aon PLC	393,788
3,580	The Chubb Corp.	319,551
		713,339
	Internet Software & Services - 4.9%
894	Amazon.com, Inc. (a)	279,500
5,735	eBay, Inc. (a)	319,956
451	Google, Inc. - Class A (a)	395,036
		994,492

	Machinery - 4.5%
2,390	Dover Corp.	214,694
5,345	Illinois Tool Works, Inc.	407,663
2,635	Parker Hannifin Corp.	286,477
		908,834
	Media - 4.3%
7,650	Comcast Corp.	345,398
8,390	The Walt Disney Co.	541,071
		886,469
	Metals & Mining - 0.7%
2,945	Nucor Corp.	144,364

	Oil, Gas & Consumable Fuels - 6.8%
3,075	Apache Corp.	261,805
4,895	Chevron Corp.	594,742
5,570	Occidental Petroleum Corp.	521,018
		1,377,565
	Pharmaceuticals - 5.2%
2,860	Allergan, Inc.	258,687
9,470	Merck & Co., Inc.	450,867
10,936	Zoetis, Inc.	340,328
		1,049,882
	Real Estate Investment Trusts - 2.5%
1,740	AvalonBay Communities, Inc.	221,137
5,104	Rayonier, Inc.	284,038
		505,175
	Road & Rail - 1.8%
2,325	Union Pacific Corp.	361,165

	Semiconductors & Semiconductor Equipment - 1.0%
5,625	Altera Corp.	209,025

	Software - 2.9%
8,610	Microsoft Corp.	286,799
9,120	Oracle Corp.	302,510
		589,309
	Specialty Retail - 3.3%
8,070	Lowe's Cos., Inc.	384,213
4,090	Ross Stores, Inc.	297,752
		681,965
	Textiles, Apparel & Luxury Goods - 2.7%
2,290	Michael Kors Holdings, Ltd. (a)	170,651
2,295	Under Armour, Inc. - Class A (a)	182,338
1,025	VF Corp.	204,026
		557,015
	TOTAL COMMON STOCKS
	(Cost $17,086,657)	$19,638,370

SHORT-TERM INVESTMENTS - 3.7%
Money Market - 3.7%
760,396	STIT Liquid Assets Portfolio - 0.08% (b)	760,396
TOTAL SHORT-TERM INVESTMENTS
(Cost $760,396)	760,396
TOTAL INVESTMENTS - 100.1%
(Cost $17,847,053)	20,398,766
Liabilities in Excess of Other Assets - (0.1)%	(25,951)
TOTAL NET ASSETS - 100.0%	$20,372,815

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$17,847,053
Gross unrealized appreciation	2,770,894
Gross unrealized depreciation	(219,181)
Net unrealized appreciation	$2,551,713

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2013:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$518,511,391	$-	$-	$518,511,391
Closed-End Funds	3,707,467	-	-	3,707,467
Total Equity	522,218,858	-	-	522,218,858
Short-Term Investments	20,385,068	-	-	20,385,068
Total Investments in Securities	$546,311,393	$-	$-	$546,311,393

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$1,006,950,676	$-	$-	$1,006,950,676
Total Equity	1,006,950,676	-	-	1,006,950,676

Short-Term Investments	33,620,193	-	-	33,620,193
Total Investments in Securities	$1,040,570,869	$-	$-	$1,040,570,869

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$17,671,554	$-	$-	$17,671,554
Total Equity	17,671,554	-	-	17,671,554

Short-Term Investments	608,887	-	-	608,887
Total Investments in Securities	$18,280,441	$-	$-	$18,280,441

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$19,638,370	$-	$-	$19,638,370
Total Equity	19,638,370	-	-	19,638,370

Short-Term Investments	760,396	-	-	760,396
Total Investments in Securities	$20,398,766	$-	$-	$20,398,766

*See Funds' Schedule of Investments for industry classifications.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By     /s/ John G. Davis
John G. Davis, President and Secretary
(Chief Executive Officer)

Date   November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ John G. Davis
John G. Davis, President and Secretary
(Chief Executive Officer)

Date   November 25, 2013

By     /s/ Ty M. Baird
Ty M. Baird, Vice President and Treasurer
(Chief Financial Officer)

Date   November 25, 2013